Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current Assets
Cash and cash equivalents	$ 7,287,032	$ 9,130,849
Restricted cash		161,084
Accounts receivable, net	3,819,437	4,180,559
Notes receivable	17,744	81,265
Inventories	892,767	1,007,918
Advance to suppliers	154,135	319,088
Loan receivable and accrued interest	1,567,500
Deferred cost	510,617
Amounts due from related parties	768,341
Prepayments, receivables and other current assets	4,618,740	707,337
Total Current Assets	19,636,313	15,588,100
Property, plant and equipment, net	1,574,602	1,158,898
Construction in progress	328,372	649,235
Intangible assets, net	50,052	61,096
Deferred tax assets, net	112,839	13,504
Total Non-current Assets	2,065,865	1,882,733
TOTAL ASSETS	21,702,178	17,470,833
Current Liabilities
Bank loans - current portion	43,902	27,817
Short-term convertible note	6,643,463
Notes payable		233,336
Accounts payable	1,941,151	1,685,419
Refund liabilities	113,611	78,317
Advance from customers	298,042	57,553
Amounts due to related parties		2,483,094
Accrued expenses and other liabilities	2,237,305	691,522
Income tax payable	986,840	1,064,314
Total Current Liabilities	12,264,314	6,321,372
Bank loans - non-current portion	36,511	41,706
Total Non-current Liabilities	36,511	41,706
TOTAL LIABILITIES	12,300,825	6,363,078
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, unlimited shares authorized, 38,667,707 shares issued and 34,667,707 shares outstanding as of March 31, 2020; 22,706,701 shares issued and outstanding as of March 31, 2019)	34,667	22,706
Additional paid-in capital	17,161,346	7,950,782
Retained earnings/(Deficits)	(7,204,000)	3,083,872
Accumulated other comprehensive Income/(loss)	(590,660)	50,395
Total Shareholders' Equity	9,401,353	11,107,755
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 21,702,178	$ 17,470,833